Long-Term Time Deposits and Held-to-Maturity Investments - Summary of Classification of Long Term Time Deposits and Held-to-Maturity Investments (Detail) - Long Term Investments - Corporate Debt Securities
¥ in Millions, $ in Millions
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Held-to-maturity Securities [Line Items]
Cost or Amortized cost	¥ 24,666		¥ 23,629
Gross unrecognized holding gains	261		170
Gross unrecognized holding losses	(55)		(111)
Fair value	¥ 24,872	$ 3,503	¥ 23,688